Expense Example - Cohen & Steers Real Assets Active ETF - ETF	Aug. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 267